Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 27,356	$ 346,152
Less: allowance for expected credit losses	(1,368)	(17,308)
Accounts receivable, net	$ 25,988	$ 328,844